Shareholder Report	8 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DoubleLine ETF Trust
Entity Central Index Key		0001886172
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000232947
Shareholder Report [Line Items]
Fund Name		DoubleLine Opportunistic Bond ETF
Trading Symbol		DBND
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the DoubleLine Opportunistic Bond ETF for the period of 10/1/2023 to 9/30/2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number		(855) 937-0772.
Additional Information Website		doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBND	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Opportunistic Bond ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 11.57% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Opportunistic Bond ETF (DBND)	Bloomberg US Aggregate Bond Index
3/31/2022	$10,000	$10,000
9/30/2022	$9,240	$9,078
9/30/2023	$9,318	$9,136
9/30/2024	$10,507	$10,193

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	12.76%	5.07%
Bloomberg US Aggregate Bond Index	11.57%	0.77%

Performance Inception Date				Mar. 31, 2022
No Deduction of Taxes [Text Block]		The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 338,522,930	$ 338,522,930	$ 338,522,930	$ 338,522,930
Holdings Count | Holding	772	772	772	772
Advisory Fees Paid, Amount		$ 1,283,321
InvestmentCompanyPortfolioTurnover		142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$338,522,930 Number of Portfolio Holdings772 Portfolio Turnover Rate142% Net Investment Advisory Fees$1,283,321
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Obligations	24.5
US Government and Agency Mortgage Backed Obligations	21.7
US Corporate Bonds	14.9
Asset Backed Obligations	9.1
Non-Agency Residential Collateralized Mortgage Obligations	9.1
Foreign Corporate Bonds	6.6
Non-Agency Commercial Mortgage Backed Obligations	5.1
Collateralized Loan Obligations	4.6
Bank Loans	2.8
Short-Term Investments	1.5
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.38%, 11/15/2040	7.0
U.S. Treasury Notes, 0.63%, 08/15/2030	4.6
U.S. Treasury Notes, 0.63%, 05/15/2030	4.1
U.S. Treasury Notes, 0.88%, 11/15/2030	3.9
U.S. Treasury Notes, 0.75%, 03/31/2026	3.3
FNMA UMBS, Pool CB8851, 6.00%, 07/01/2054	1.2
FHLMC UMBS, Pool SD5573, 3.00%, 08/01/2052	1.1
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.1
FNMA UMBS, Pool FS7738, 6.00%, 03/01/2054	0.9
FHLMC UMBS, Pool SD6002, 5.50%, 07/01/2054	0.9

C000232948
Shareholder Report [Line Items]
Fund Name		DoubleLine Shiller CAPE<sup style="box-sizing: border-box; color: rgb(0, 117, 201); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Equities ETF
Trading Symbol		CAPE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2023 to 9/30/2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number		(855) 937-0772.
Additional Information Website		doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CAPE	$74	0.65%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Shiller CAPE® U.S. Equities ETF posted positive performance but underperformed the benchmark S&P 500® Index return of 36.35% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE)	S&P 500 Index
3/31/2022	$10,000	$10,000
9/30/2022	$8,028	$7,980
9/30/2023	$9,597	$9,705
9/30/2024	$12,160	$13,233

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	26.70%	21.60%
S&P 500 Index	36.35%	11.86%

Performance Inception Date				Mar. 31, 2022
No Deduction of Taxes [Text Block]		The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 409,376,643	$ 409,376,643	$ 409,376,643	$ 409,376,643
Holdings Count | Holding	198	198	198	198
Advisory Fees Paid, Amount		$ 2,366,327
InvestmentCompanyPortfolioTurnover		290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$409,376,643 Number of Portfolio Holdings198 Portfolio Turnover Rate290% Net Investment Advisory Fees$2,366,327
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Staples	26.1
Communication Services	25.6
Real Estate	24.3
Financials	23.7
Cash	0.3

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Meta Platforms, Inc. - Class A	5.5
Berkshire Hathaway, Inc. - Class B	3.2
Procter & Gamble Co. (The)	3.1
Costco Wholesale Corp.	3.0
Alphabet, Inc. - Class A	2.7
Walmart, Inc.	2.6
JPMorgan Chase & Co.	2.3
Alphabet, Inc. - Class C	2.2
Coca-Cola Co. (The)	2.1
Prologis, Inc.	2.0

C000241667
Shareholder Report [Line Items]
Fund Name		DoubleLine Commercial Real Estate ETF
Trading Symbol		DCRE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF for the period of 10/1/2023 to 9/30/2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number		(855) 937-0772.
Additional Information Website		doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCRE	$40	0.39%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Commercial Real Estate ETF outperformed the benchmark Bloomberg US Aggregate 1-3 Year Index return of 7.23% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Commercial Real Estate ETF (DCRE)	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
6/30/2023	$10,125	$9,964	$9,441
9/30/2023	$10,269	$10,037	$9,136
12/31/2023	$10,527	$10,309	$9,759
3/31/2024	$10,695	$10,356	$9,683
6/30/2024	$10,863	$10,454	$9,690
9/30/2024	$11,162	$10,763	$10,193

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	8.70%	11.62%
Bloomberg US Aggregate 1-3 Year Index	7.23%	5.03%
Bloomberg US Aggregate Bond Index	11.57%	4.65%

Performance Inception Date			Mar. 31, 2023
No Deduction of Taxes [Text Block]		The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 212,830,810	$ 212,830,810	$ 212,830,810	$ 212,830,810
Holdings Count | Holding	189	189	189	189
Advisory Fees Paid, Amount		$ 468,631
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$212,830,810 Number of Portfolio Holdings189 Portfolio Turnover Rate74% Net Investment Advisory Fees$468,631
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	59.8
Collateralized Loan Obligations	26.8
US Government and Agency Mortgage Backed Obligations	11.9
Short-Term Investments	1.5

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

FNMA, Pool BZ1029, 4.93%, 06/01/2029	2.2
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	2.0
FNMA, Pool BL2869, 2.79%, 07/01/2029	1.6
FNMA, Pool AN4952, 3.18%, 04/01/2027	1.5
FNMA, Pool AN5139, 3.13%, 04/01/2027	1.5
AREIT Trust, Series 2022-CRE6-A (SOFR 30 Day Average + 1.25%, 1.25% Floor) 6.59%, 01/20/2037	1.3
TRTX Issuer Ltd., Series 2022-FL5-A (CME Term SOFR 1 Month + 1.65%, 1.65% Floor) 6.73%, 02/15/2039	1.3
Greystone CRE Notes Ltd., Series 2021-FL3-A (CME Term SOFR 1 Month + 1.13%, 1.02% Floor) 6.23%, 07/15/2039	1.3
FHLMC Multifamily Structured Pass-Through Certificates, Series K741-A2, 1.60%, 12/25/2027	1.3
BBCMS Mortgage Trust, 5.21%, 09/15/2057	1.2

C000241668
Shareholder Report [Line Items]
Fund Name		DoubleLine Mortgage ETF
Trading Symbol		DMBS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2023 to 9/30/2024
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number		(855) 937-0772.
Additional Information Website		doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DMBS	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12-month period ended September 30, 2024, the DoubleLine Mortgage ETF performed in line with the benchmark Bloomberg US Mortgage-Backed Securities (MBS) Index return of 12.32% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Mortgage ETF (DMBS)	Bloomberg US Mortgage-Backed Securities (MBS) Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
6/30/2023	$9,909	$9,936	$9,441
9/30/2023	$9,533	$9,533	$9,136
12/31/2023	$10,174	$10,246	$9,759
3/31/2024	$10,078	$10,139	$9,683
6/30/2024	$10,112	$10,146	$9,690
9/30/2024	$10,703	$10,707	$10,193

Average Annual Return [Table Text Block]

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	12.27%	7.03%
Bloomberg US Mortgage-Backed Securities (MBS) Index	12.32%	4.66%
Bloomberg US Aggregate Bond Index	11.57%	4.65%

Performance Inception Date			Mar. 31, 2023
No Deduction of Taxes [Text Block]		The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 334,292,140	$ 334,292,140	$ 334,292,140	$ 334,292,140
Holdings Count | Holding	120	120	120	120
Advisory Fees Paid, Amount		$ 1,214,891
InvestmentCompanyPortfolioTurnover		197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$334,292,140 Number of Portfolio Holdings120 Portfolio Turnover Rate197% Net Investment Advisory Fees$1,214,891
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	96.5
Non-Agency Residential Collateralized Mortgage Obligations	14.0
Short-Term Investments	4.1

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool , 6.00%, 11/25/2054	9.8
FHLMC UMBS, Pool SD8182, 2.00%, 12/01/2051	3.2
FNMA UMBS, Pool MA4256, 2.50%, 02/01/2051	3.0
FNMA UMBS, Pool CA7028, 2.50%, 09/01/2050	3.0
FHLMC UMBS, Pool SD7512, 3.00%, 02/01/2050	3.0
FNMA UMBS, Pool FS9026, 5.50%, 09/01/2053	3.0
FHLMC UMBS, Pool SD7535, 2.50%, 02/01/2051	3.0
FHLMC UMBS, Pool SD5573, 3.00%, 08/01/2052	2.6
FNMA UMBS, Pool FS8660, 5.50%, 08/01/2054	2.4
FHLMC UMBS, Pool SD7553, 3.00%, 03/01/2052	2.3

C000247709
Shareholder Report [Line Items]
Fund Name	DoubleLine Commodity Strategy ETF
Trading Symbol	DCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 1/31/2024 to 9/30/2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
DCMT	$43	0.65%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

From inception through September 30, 2024, the DoubleLine Commodity Strategy ETF posted positive performance but underperformed the benchmark Bloomberg Commodity Total Return Index return of 5.44% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Commodity Strategy ETF (DCMT)	Bloomberg Commodity Total Return Index	S&P 500 Index
1/31/2024	$10,000	$10,000	$10,000
2/29/2024	$9,885	$9,853	$11,611
3/31/2024	$10,335	$10,179	$11,984
4/30/2024	$10,444	$10,453	$11,495
5/31/2024	$10,332	$10,636	$12,065
6/30/2024	$10,303	$10,473	$12,498
7/31/2024	$9,963	$10,050	$12,650
8/31/2024	$9,906	$10,055	$12,957
9/30/2024	$10,112	$10,544	$13,233

Average Annual Return [Table Text Block]

Annual Performance (%)

Since Inception January 31, 2024
Total Return based on NAV	1.12%
Bloomberg Commodity Total Return Index	5.44%
S&P 500 Index	20.06%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 17,190,690	$ 17,190,690	$ 17,190,690	$ 17,190,690
Holdings Count | Holding	7	7	7	7
Advisory Fees Paid, Amount	$ 80,499
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,190,690 Number of Portfolio Holdings7 Portfolio Turnover Rate111% Net Investment Advisory Fees$80,499
Holdings [Text Block]

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	95.7
Cash	4.3

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 12/24/2024	72.6
U.S. Treasury Bills, 0.00%, 10/10/2024	11.6
U.S. Treasury Bills, 0.00%, 11/05/2024	11.6
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%	2.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.83%	2.5

C000247710
Shareholder Report [Line Items]
Fund Name	DoubleLine Fortune 500 Equal Weight ETF
Trading Symbol	DFVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 1/31/2024 to 9/30/2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
DFVE	$14	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

From inception through September 30, 2024, the DoubleLine Fortune 500 Equal Weight ETF underperformed the Barclays Fortune 500 Equal Weighted Total Return Index return of 17.30% on a net asset value basis. The Fund outperformed the S&P 500 Equal Weight Index return of 16.11% on a net asset value basis. The Fund underperformed the S&P 500© Index return of 18.57% on a net asset value basis.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

	DoubleLine Fortune 500 Equal Weight ETF (DFVE)	Barclays Fortune 500 Equal Weighted Total Return Index	S&P 500 Equal Weight Index
1/31/2024	$10,000	$10,000	$10,000
2/29/2024	$10,460	$10,466	$10,416
3/31/2024	$11,046	$11,054	$10,881
4/30/2024	$10,474	$10,484	$10,351
5/31/2024	$10,868	$10,886	$10,643
6/30/2024	$10,709	$10,727	$10,595
7/31/2024	$11,292	$11,320	$11,070
8/31/2024	$11,446	$11,479	$11,346
9/30/2024	$11,693	$11,730	$11,611

Average Annual Return [Table Text Block]

Annual Performance (%)

Since Inception January 31, 2024
Total Return based on NAV	16.93%
Barclays Fortune 500 Equal Weighted Total Return Index	17.30%
S&P 500 Equal Weight Index	16.11%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 13,929,187	$ 13,929,187	$ 13,929,187	$ 13,929,187
Holdings Count | Holding	461	461	461	461
Advisory Fees Paid, Amount	$ 17,147
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,929,187 Number of Portfolio Holdings461 Portfolio Turnover Rate12% Net Investment Advisory Fees$17,147
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Discretionary	17.0
Industrials	16.3
Financials	14.7
Health Care	9.3
Consumer Staples	9.0
Information Technology	9.0
Materials	7.0
Utilities	6.0
Energy	5.4
Communication Services	4.5
Real Estate	1.3
Cash	0.5

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Vistra Corp.	0.3
Lumen Technologies, Inc.	0.3
Yum China Holdings, Inc. (China)	0.3
Constellation Energy Corp.	0.3
Wayfair, Inc. - Class A	0.3
United Airlines Holdings, Inc.	0.3
EchoStar Corp. - Class A	0.3
JetBlue Airways Corp.	0.3
Altice USA, Inc. - Class A	0.3
Las Vegas Sands Corp.	0.3